Principal Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 321,791	$ 298,617	$ 229,990
Cost of revenue	(166,750)	(157,187)	(123,335)
Gross profit	155,041	141,430	106,655
Research and development expenses	(89,687)	(95,049)	(102,277)
Other operating incomes, net	10,151	11,334	10,901
(Loss)/profit from operations	11,479	(47,620)	(105,824)
Single reporting segment
Segment Reporting Information [Line Items]
Revenue	321,791	298,617	229,990
Cost of revenue	(166,750)	(157,187)	(123,335)
Gross profit	155,041	141,430	106,655
Research and development expenses	(89,687)	(95,049)	(102,277)
Selling, general and administrative expenses	(64,026)	(105,335)	(121,103)
Other operating incomes, net	10,151	11,334	10,901
(Loss)/profit from operations	$ 11,479	$ (47,620)	$ (105,824)